Average Annual Total Returns	Prospectus #1 Calvert VP S&P 500 Index Portfolio S&P 500® Index One Year	Prospectus #1 Calvert VP S&P 500 Index Portfolio S&P 500® Index Five Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio S&P 500® Index Ten Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio One Year	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio Five Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio Ten Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio S&P MidCap 400® Index One Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio S&P MidCap 400® Index Five Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio S&P MidCap 400® Index Ten Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I One Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I Five Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I Ten Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F One Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F Five Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F Ten Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio NASDAQ 100 Index One Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio NASDAQ 100 Index Five Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio NASDAQ 100 Index Ten Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I One Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I Five Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I Ten Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F One Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F Five Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F Ten Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F Inception Date	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Russell 2000® Index One Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Russell 2000® Index Five Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Russell 2000® Index Ten Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I One Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I Five Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I Ten Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F One Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F Five Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F Ten Years	Prospectus #1 Calvert VP EAFE International Index Portfolio MSCI EAFE Index One Year	Prospectus #1 Calvert VP EAFE International Index Portfolio MSCI EAFE Index Five Years	Prospectus #1 Calvert VP EAFE International Index Portfolio MSCI EAFE Index Ten Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I One Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I Five Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I Ten Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F One Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F Five Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F Ten Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I One Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I Five Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I Ten Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F One Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F Five Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F Ten Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F Inception Date	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio S&P Global LargeMidCap Managed Risk Index - Conservative One Year		Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio S&P Global LargeMidCap Managed Risk Index - Conservative Five Years		Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio S&P Global LargeMidCap Managed Risk Index - Conservative Life of Fund		Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio S&P 500® Daily Risk Control 7.5% Index One Year	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio S&P 500® Daily Risk Control 7.5% Index Five Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio S&P 500® Daily Risk Control 7.5% Index Life of Fund	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Moderate Portfolio Blended Benchmark One Year		Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Moderate Portfolio Blended Benchmark Five Years		Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Moderate Portfolio Blended Benchmark Life of Fund		Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F One Year	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F Five Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F Life of Fund	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F Inception Date	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Conservative One Year		Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Conservative Five Years		Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Conservative Life of Fund		Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio S&P 500® Daily Risk Control 10% Index One Year	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio S&P 500® Daily Risk Control 10% Index Five Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio S&P 500® Daily Risk Control 10% Index Life of Fund	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Moderate Growth Portfolio Blended Benchmark One Year		Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Moderate Growth Portfolio Blended Benchmark Five Years		Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Moderate Growth Portfolio Blended Benchmark Life of Fund		Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F One Year	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F Five Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F Life of Fund	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F Inception Date	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive One Year		Prospectus #2 Calvert VP Volatility Managed Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive Five Years		Prospectus #2 Calvert VP Volatility Managed Growth Portfolio S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive Life of Fund		Prospectus #2 Calvert VP Volatility Managed Growth Portfolio S&P 500® Daily Risk Control 12% Index One Year	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio S&P 500® Daily Risk Control 12% Index Five Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio S&P 500® Daily Risk Control 12% Index Life of Fund	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Growth Portfolio Blended Benchmark One Year		Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Growth Portfolio Blended Benchmark Five Years		Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Growth Portfolio Blended Benchmark Life of Fund		Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F One Year	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F Five Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F Life of Fund	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F Inception Date
Total	18.40%	15.20%	13.87%	18.11%	14.85%	13.48%	13.66%	12.34%	11.50%	13.31%	11.99%	11.05%	13.10%	11.72%	10.78%	48.88%	24.24%	20.61%	48.22%	23.61%	19.93%	47.86%	23.29%	19.77%	Oct. 30, 2015	19.96%	13.24%	11.19%	19.64%	12.92%	10.63%	19.40%	12.66%	10.38%	7.82%	7.44%	5.50%	7.78%	7.19%	4.88%	7.56%	6.94%	4.65%	7.51%	4.43%	3.84%	7.34%	4.24%	3.62%	7.09%	3.99%	3.49%	Oct. 30, 2015	6.93%	[1]	7.02%	[1]	5.61%	[1]	3.36%	8.25%	7.09%	12.54%	[2]	8.84%	[2]	7.52%	[2]	5.28%	6.78%	5.42%	Apr. 30, 2013	7.11%	[3]	7.49%	[3]	6.02%	[3]	3.25%	10.50%	9.02%	13.82%	[4]	10.14%	[4]	8.77%	[4]	3.82%	7.03%	5.66%	Apr. 30, 2013	7.14%	[5]	8.35%	[5]	6.74%	[5]	3.68%	11.65%	10.17%	14.94%	[6]	11.40%	[6]	9.99%	[6]	2.15%	6.81%	5.52%	Apr. 30, 2013

[1]	Effective December 1, 2020, the Fund changed its primary benchmark to S&P Global LargeMidCap Managed Risk Index - Conservative because the investment adviser believes it is a more appropriate benchmark for the Fund.
[2]	The Moderate Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.
[3]	Effective December 1, 2020, the Fund changed its primary benchmark to S&P Global LargeMidCap Managed Risk Index - Moderate Conservative because the investment adviser believes it is a more appropriate benchmark for the Fund.
[4]	The Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.
[5]	Effective December 1, 2020, the Fund changed its primary benchmark to S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive because the investment adviser believes it is a more appropriate benchmark for the Fund.
[6]	The Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.